UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin D. Nelson, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1 – Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (96.19%)
CONSUMER DISCRETIONARY (15.47%)
Auto Components (0.92%)
BorgWarner, Inc.	13,650	$718,126
Dorman Products, Inc.(a)	12,182	488,011

		1,206,137

Diversified Consumer Services (0.21%)
Ascent Capital Group, Inc., Class A(a)	4,651	279,990

Hotels, Restaurants & Leisure (3.53%)
Chipotle Mexican Grill, Inc.(a)	1,575	1,049,880
Chuy’s Holdings, Inc.(a)	15,126	474,805
Hilton Worldwide Holdings, Inc.(a)	27,375	674,246
Starbucks Corp.	23,585	1,779,724
Wynn Resorts Ltd.	3,650	682,842

		4,661,497

Internet & Catalog Retail (3.39%)
Amazon.com, Inc.(a)	6,120	1,973,333
priceline.com, Inc.(a)	1,395	1,616,219
RetailMeNot, Inc.(a)	16,489	266,462
TripAdvisor, Inc.(a)	6,750	617,085

		4,473,099

Leisure Equipment & Products (0.62%)
Black Diamond, Inc.(a)	12,989	98,197
Polaris Industries, Inc.	4,800	718,992

		817,189

Media (0.52%)
Discovery Communications, Inc., Class C(a)	18,400	685,952

Specialty Retail (3.73%)
CarMax, Inc.(a)	8,050	373,923
Dick’s Sporting Goods, Inc.	29,450	1,292,266
DSW, Inc., Class A	30,650	922,871
Five Below, Inc.(a)	11,041	437,334
Francesca’s Holdings Corp.(a)	42,523	592,345
Tiffany & Co.	13,555	1,305,482

		4,924,221

Textiles, Apparel & Luxury Goods (2.55%)
Deckers Outdoor Corp.(a)	16,217	1,575,968
Kate Spade & Co.(a)	27,850	730,506
Under Armour, Inc., Class A(a)	15,350	1,060,685

		3,367,159

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
CONSUMER STAPLES (5.97%)
Beverages (2.18%)
The Boston Beer Co. Inc., Class A(a)	4,100	$909,216
Constellation Brands, Inc., Class A(a)	10,300	897,748
Monster Beverage Corp.(a)	11,650	1,067,955

		2,874,919

Food & Staples Retailing (1.77%)
Costco Wholesale Corp.	8,705	1,090,911
The Fresh Market, Inc.(a)	18,340	640,616
PriceSmart, Inc.	7,054	604,104

		2,335,631

Food Products (2.02%)
The Hain Celestial Group, Inc.(a)	13,300	1,361,255
Mead Johnson Nutrition Co.	13,630	1,311,479

		2,672,734

ENERGY (4.55%)
Energy Equipment & Services (4.34%)
Core Laboratories N.V.	7,350	1,075,673
Dril-Quip, Inc.(a)	15,724	1,405,726
Geospace Technologies Corp.(a)	6,882	241,902
Natural Gas Services Group, Inc.(a)	10,854	261,256
Oceaneering International, Inc.	11,950	778,781
Schlumberger Ltd.	19,300	1,962,617

		5,725,955

Oil, Gas & Consumable Fuels (0.21%)
RSP Permian, Inc.(a)	11,000	281,160

FINANCIALS (13.81%)
Banks (0.33%)
Independent Bank Group, Inc.	9,290	440,810

Capital Markets (3.95%)
The Charles Schwab Corp.	33,550	986,035
Evercore Partners, Inc., Class A	14,983	704,201
Financial Engines, Inc.	18,707	640,060
FXCM, Inc., Class A	6,237	98,856
T. Rowe Price Group, Inc.	13,900	1,089,760
Virtus Investment Partners, Inc.	9,787	1,700,002

		5,218,914

Commercial Banks (1.41%)
Signature Bank(a)	16,607	1,860,980

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Consumer Finance (1.38%)
Visa, Inc., Class A	8,515	$1,816,846

Diversified Financial Services (0.53%)
MarketAxess Holdings, Inc.	11,400	705,204

Insurance (2.41%)
ACE Ltd.	16,500	1,730,355
Greenlight Capital Re Ltd., Class A(a)	44,726	1,449,570

		3,179,925

Real Estate Investment Trusts (1.64%)
American Tower Corp.	23,050	2,158,172

Real Estate Management & Development (1.00%)
FirstService Corp.	25,285	1,320,383

Thrifts & Mortgage Finance (1.16%)
BofI Holding, Inc.(a)	20,971	1,524,801

HEALTH CARE (13.43%)
Biotechnology (3.87%)
ACADIA Pharmaceuticals, Inc.(a)	24,463	605,704
BioMarin Pharmaceutical, Inc.(a)	23,805	1,717,769
Celgene Corp.(a)	16,750	1,587,565
Intercept Pharmaceuticals, Inc.(a)	950	224,856
Puma Biotechnology, Inc.(a)	4,046	965,254

		5,101,148

Health Care Equipment & Supplies (1.72%)
Insulet Corp.(a)	22,192	817,775
Intuitive Surgical, Inc.(a)	3,150	1,454,733

		2,272,508

Health Care Providers & Services (2.15%)
ExamWorks Group, Inc.(a)	54,750	1,793,062
MWI Veterinary Supply, Inc.(a)	4,240	629,216
Premier, Inc., Class A(a)	12,560	412,722

		2,835,000

Health Care Technology (3.76%)
athenahealth, Inc.(a)	14,404	1,896,863
Cerner Corp.(a)	51,530	3,069,642

		4,966,505

Life Sciences Tools & Services (1.31%)
Illumina, Inc.(a)	10,550	1,729,356

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Pharmaceuticals (0.62%)
Allergan, Inc.	4,590	$817,892

INDUSTRIALS (18.69%)
Aerospace & Defense (2.97%)
B/E Aerospace, Inc.(a)	13,150	1,103,811
HEICO Corp.	26,261	1,226,389
Precision Castparts Corp.	6,700	1,587,096

		3,917,296

Air Freight & Logistics (0.73%)
XPO Logistics, Inc.(a)	25,662	966,687

Building Products (0.21%)
Patrick Industries, Inc.(a)	6,506	275,594

Commercial Services & Supplies (2.43%)
The Advisory Board Co.(a)	21,812	1,016,221
Waste Connections, Inc.	45,096	2,188,058

		3,204,279

Electrical Equipment (0.62%)
Rockwell Automation, Inc.	7,450	818,606

Machinery (5.27%)
Chart Industries, Inc.(a)	13,600	831,368
Cummins, Inc.	6,300	831,474
Graco, Inc.	12,150	886,707
Middleby Corp.(a)	28,362	2,499,543
Rexnord Corp.(a)	22,429	638,105
WABCO Holdings, Inc.(a)	4,700	427,465
Wabtec Corp.	10,350	838,764

		6,953,426

Professional Services (3.79%)
Huron Consulting Group, Inc.(a)	10,788	657,744
IHS, Inc., Class A(a)	13,320	1,667,531
Paylocity Holding Corp.(a)	18,416	361,874
Stantec, Inc.	7,876	513,752
TriNet Group, Inc.(a)	30,780	792,585
Verisk Analytics, Inc., Class A(a)	7,400	450,586
WageWorks, Inc.(a)	12,177	554,419

		4,998,491

Road & Rail (1.43%)
Kansas City Southern	7,650	927,180

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Road & Rail (continued)
Landstar System, Inc.	13,424	$969,079

		1,896,259

Trading Companies & Distributors (1.24%)
Fastenal Co.	19,270	865,223
MSC Industrial Direct Co., Inc., Class A	9,000	769,140

		1,634,363

INFORMATION TECHNOLOGY (23.25%)
Communications Equipment (1.25%)
InterDigital, Inc.	4,876	194,162
QUALCOMM, Inc.	19,520	1,459,511

		1,653,673

Electronic Equipment & Instruments (0.94%)
FEI Co.	7,700	580,734
IPG Photonics Corp.(a)	9,506	653,822

		1,234,556

Internet Software & Services (6.90%)
Envestnet, Inc.(a)	24,506	1,102,770
Equinix, Inc.(a)	6,185	1,314,189
Google, Inc., Class C(a)	4,178	2,412,210
LinkedIn Corp., Class A(a)	10,345	2,149,587
SPS Commerce, Inc.(a)	15,151	805,276
Textura Corp.(a)	15,067	397,769
Twitter, Inc.(a)	18,000	928,440

		9,110,241

IT Services (1.28%)
EPAM Systems, Inc.(a)	13,908	609,031
VeriFone Systems, Inc.(a)	31,446	1,081,114

		1,690,145

Semiconductors & Semiconductor Equipment (1.85%)
ARM Holdings PLC(b)	40,372	1,763,853
NVIDIA Corp.	36,550	674,347

		2,438,200

Software (11.03%)
ANSYS, Inc.(a)	12,150	919,391
FireEye, Inc.(a)	38,300	1,170,448
FleetMatics Group PLC(a)	18,949	577,944
Mobileye NV(a)	7,856	421,003
RealPage, Inc.(a)	23,923	370,806
Salesforce.com, Inc.(a)	41,370	2,380,016
ServiceNow, Inc.(a)	26,700	1,569,426
Solera Holdings, Inc.	25,020	1,410,127
Splunk, Inc.(a)	34,967	1,935,773

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Software (continued)
The Ultimate Software Group, Inc.(a)	11,131	$1,575,148
Varonis Systems, Inc.(a)	7,325	154,558
VMware, Inc., Class A(a)	11,050	1,036,932
Workday, Inc., Class A(a)	12,550	1,035,375

		14,556,947

MATERIALS (0.59%)
Metals & Mining (0.59%)
Allegheny Technologies, Inc.	20,900	775,390

TELECOMMUNICATION SERVICES (0.43%)
Diversified Telecommunication (0.43%)
inContact, Inc.(a)	64,578	561,506

TOTAL COMMON STOCKS
(COST OF $90,361,451)		126,939,746

	PAR VALUE
SHORT TERM INVESTMENT (3.93%)
REPURCHASE AGREEMENT (3.93%)

Repurchase agreement with State Street Bank & Trust Co., dated 9/30/14, due 10/01/14 at 0.01%, collateralized by Federal Home Loan Mortgage Corp., 3.00%, 03/15/43, market value of $5,290,774 and par value of $6,360,000. (Repurchase proceeds of $5,181,001).

(COST OF $5,181,000)	$5,181,000	$5,181,000

TOTAL INVESTMENTS (100.12%)
(COST OF $95,542,451)(c)		132,120,746

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.12%)		(159,126)

NET ASSETS (100.00%)		$131,961,620

NET ASSET VALUE PER SHARE
(24,094,049 SHARES OUTSTANDING)		$5.48

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $96,100,197.

Gross unrealized appreciation and depreciation at September 30, 2014 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$39,208,210
Gross unrealized depreciation	(3,187,661)

Net unrealized appreciation	$36,020,549

See Notes to Schedule of Investments.

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost, which approximates fair value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Fund’s Board of Directors (the “Board”).

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. For the period ended September 30, 2014, the Fund only held American Depositary Receipts and did not hold any securities denominated in foreign currencies.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund engages in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement, including interest. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. These collateral agreements mitigate the counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Repurchase agreements are entered into by the Fund under a Master Repurchase Agreement (“MRA”) which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities and exchange traded funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Repurchase agreements are valued at cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Valuation Inputs
Investments in Securities at
Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$126,939,746	$–	$–	$126,939,746
Short Term Investment	–	5,181,000	–	5,181,000

Total	$126,939,746	$5,181,000	$–	$132,120,746

*	See Schedule of Investments for industry classifications.

The Fund recognizes transfers between levels as of the end of the period. For the period ended September 30, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by Officers or Directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing Directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

Item 2 – Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier President (principal executive officer)

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 26, 2014

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (principal financial officer)

Date:	November 26, 2014